Taxation - Summary of Tax Charges in Income Statement (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Current tax
Current year	€ (2,835)	€ (2,261)	€ (2,206)
Pillar 2 income taxes	(9)	0	0
Over/(under) provided in prior years	191	9	(61)
Current tax (expense) income	(2,653)	(2,252)	(2,267)
Deferred tax
Origination and reversal of temporary differences	121	22	153
Changes in tax rates	(2)	7	28
Recognition of previously unrecognised losses brought forward	34	24	18
Deferred tax (expense) income	153	53	199
Total tax (expense) income	€ (2,500)	€ (2,199)	€ (2,068)